Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000243202 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243202 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243202 | 88033G407 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243202 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243202 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243202 | 808513105 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243202 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243202 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243202 | 22822V101 | Crown Castle International Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243202 | 974155103 | Wingstop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000243202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000243202 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.60%
C000243202 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000247107 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247107 | 674599105 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247107 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247107 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247107 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247107 | 03743Q108 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247107 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247107 | 516806205 | Vital Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247107 | 25179M103 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247107 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247107 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000247107 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000247107 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000247108 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247108 | 001744101 | AMN Healthcare Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247108 | 45778Q107 | Insperity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247108 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247108 | 64119V303 | NETSTREIT Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247108 | 67011P100 | DNOW, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247108 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247108 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247108 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247108 | 92847W103 | Vital Farms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247108 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000247108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000247108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000247108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000247108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000247108 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
C000247108 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%